ACQUISITIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
ACQUISITIONS
Schedule of Acquisitions
	(1)	(2)	(3)	(4)
		The Humble	The Hacienda	Lowell Farm
(in thousands)	Kaizen Inc.	Flower Co.	Company, LLC	Services	Total
CONSIDERATION
Contingent Payment	$50	$44	$-	$-	$94
Cash			4,019	-	4,019
Transaction costs			428	190	618
Note payable and other obligations	200	65	3,115	9,000	12,380
Fair value of subordinate voting shares	62	55	34,358	9,610	44,085
Total consideration	$312	$164	$41,920	$18,800	$61,196

PURCHASE PRICE ALLOCATION
Assets Acquired
Inventories	$-	$6	$3,300	$-	$3,306
Accounts receivable - net	-	-	1,312	-	1,312
Other tangible assets	-	-	739	15,750	16,489
Intangible assets - brands and tradenames	104	80	37,299	-	37,483
Intangible assets - technology and know-how and other	208	78	-	3,050	3,336
Liabilities assumed
Payables and other liabilities	-	-	(730)	-	(730)
Fair value of net assets acquired	$312	$164	$41,920	$18,800	$61,196

		(2)
	(1)	The Humble
(in thousands)	Kaizen Inc.	Flower Co.	Total
CONSIDERATION
Contingent Payment	$50	$44	$94
Note Payable	200	65	265
Fair value of subordinate voting shares	62	55	117
Total consideration	$312	$164	$476

PURCHASE PRICE ALLOCATION
Assets Acquired
Inventories	$-	$6	6
Intangible assets - brands and trademarks	104	80	184
Intangible assets - technology and know-how	208	78	286
Liabilities assumed
Notes payable	-	-	-
Total identifiable net assets	312	164	476

Noncontrolling interest	-	-	-

Fair value of net assets acquired	$312	$164	$476